The Merger, Offering and Other Related Transactions (Details) (USD $)	0 Months Ended		3 Months Ended	12 Months Ended
	Feb. 06, 2014	Jan. 14, 2014	Mar. 31, 2014	Dec. 31, 2013
The Merger, Offering and Other Related Transactions [Abstract]
Common stock issued for acquisition				5,280,368
Previously held common stock issued for acquisition				4,500,600
Number of newly issued common stock issued for acquisition				779,768
Equity interest percentage				6.80%
Number of Units issued	9,720,000	20,580,000	30,300,000
Price per Unit	$ 1.00	$ 1.00	$ 1.00
Shares attached to each Unit	1	1	1
Warrants attached to each Unit	1	1	1
Number of Units issued for cash			25,300,000
Proceeds from private placement			$ 25,300,000
2013 Bridge Notes [Member]
Debt Conversion [Line Items]
Shares issued			5,000,000
Warrants issued			2,500,000
Series A [Member]
Business Acquisition [Line Items]
Conversion ratio			1.6290
Series A-2 [Member]
Business Acquisition [Line Items]
Conversion ratio			1.9548
Series B [Member]
Business Acquisition [Line Items]
Conversion ratio			1.9548
Common stock [Member]
Business Acquisition [Line Items]
Shares issued in business acquisition			42,615,556
Conversion ratio			1.5238
Warrants [Member]
Business Acquisition [Line Items]
Shares issued in business acquisition			621,363
Shares converted in business acquisition			407,772
Options [Member]
Business Acquisition [Line Items]
Shares issued in business acquisition			7,586,459
Shares converted in business acquisition			4,978,645